Investment Securities - Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	$ (83,095)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	2,065,491
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(1,711)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	190,357
Unrealized gross losses of AFS securities, continuous unrealized loss position	(84,806)
Fair value of AFS securities, continuous unrealized loss position	2,255,848
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(660)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	52,434
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(238)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	9,763
Unrealized gross losses of AFS securities, continuous unrealized loss position	(898)
Fair value of AFS securities, continuous unrealized loss position	62,197
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(4,144)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	309,109
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(66)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	14,091
Unrealized gross losses of AFS securities, continuous unrealized loss position	(4,210)
Fair value of AFS securities, continuous unrealized loss position	323,200
Agency pass through mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(78,291)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	1,703,948
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(1,407)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	166,503
Unrealized gross losses of AFS securities, continuous unrealized loss position	(79,698)
Fair value of AFS securities, continuous unrealized loss position	$ 1,870,451